Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 2,625	$ 2,628	$ 1,890
Gain on cash equivalents and other financial assets at FVTPL	6,046	3,598	2,950
Interest income under effective interest rate method at FVOCI	2,457	3,647	4,138
Finance income	11,128	9,873	8,978
Finance expense [Abstract]
Finance expense on investments	(428)	(669)	(660)
Finance expense on lease liability	(35)	(48)	(63)
Finance expense	$ (463)	$ (717)	$ (723)